PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 5:-PROPERTY AND EQUIPMENT, NET

	December 31,
	2023	2022
Cost:
Computers and peripheral equipment	$16,395	$25,840
Office furniture and equipment	6,272	12,858
Leasehold improvements	8,748	3,375

	31,415	42,073
Accumulated depreciation:
Computers and peripheral equipment	13,008	23,984
Office furniture and equipment	4,625	11,291
Leasehold improvements	2,889	2,833

	20,522	38,108

Depreciated cost	$10,893	$3,965

Depreciation expenses amounted to $2,051, $2,181 and $2,074 for the years ended December 31, 2023, 2022 and 2021, respectively.